S000082206 [Member] Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	7.99%
iShares LifePath Target Date 2060 ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.62%	23.16%
Performance Inception Date		Oct. 17, 2023
iShares LifePath Target Date 2060 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.13%	22.55%
iShares LifePath Target Date 2060 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.12%	17.70%